Deferred Income and Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	€ 70,939	€ 38,176	€ 26,566
Other income	3,937	9,610	6,371
Other income	3,937	9,610	6,371
Increase (Decrease) of Research Tax Credit Receivable			6,017
Other Operating Income [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income	247	464	320
Licensing Agreement
Deferred and Income abstract line items [Abstract]
Royalty income	2,700
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Deferred income including contract liabilities	40,000	40,000	40,000
Partial recognition of deferred revenue	15,300	8,700
C I R Tax Credit [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income	3,415	5,807
Government Grants And Subsidies [Member]
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Other income	275	3,340	34
Ipsen
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Upfront payment received	120,000
Deferred income	40,000
Deferred income other than contract liabilities	15,300
Revenue	8,700
Ipsen | Licensing Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	48,700	13,300	15,900
Ipsen | Transition Services Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue	100	€ 6,500	1,000
Other income	€ 200
Ipsen | Inventory Purchase Agreement
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Revenue			€ 3,300